Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 158,846,320.00
Total Fee Amount	21,936.68
Total Offset Amount	0.00
Net Fee	$ 21,936.68
Offering Table N/A
Offset Table N/A	N/A